Financial Risk Management Objectives and Policies - Foreign Currency Exchange Rate Risk Sensitivity Analysis Assuming 10% Strengthening of Major Currencies against Functional Currency (Detail) - Foreign currency risk [Member]
¥ in Thousands, $ in Thousands
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Singapore dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	¥ 9,820	$ 1,419	¥ 12,601
Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	1,404	203	769
USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	¥ 9,456	$ 1,366	¥ 6,905